Note 22 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Bullion sales receivable	$ 7,383	$ 4,528
VAT receivables	1,001	3,162
Solar - VAT and duty receivables	720	0
Deposits for stores, equipment and other receivables	81	248
Total trade and other current receivables	$ 9,185	$ 7,938